Financial Risk Management - Summary of Loans and Advances at Amortized Cost (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 125,190,819	¥ 121,716,465
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(530,933)	(490,655)
Allowance for loan losses	(1,102,522)	(979,000)
Loans and advances at amortized cost:
Beginning balance	979,000
Ending balance	1,102,522	979,000
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	126,824,274	123,186,120
Allowance for loan losses	(1,102,522)	(979,000)
Loans and advances at amortized cost:
Beginning balance	979,000	864,114
Transfer to 12-month ECL	0
Transfer to lifetime ECL not credit-impaired	0
Transfer to lifetime ECL credit-impaired	0
Net transfers between stages	0
Provision (credit) for loan losses	378,791	222,894
Of which refinement of the ECL models		(40,984)
Charge-offs	264,684	184,608
Recoveries	18,553	16,904
Net charge-offs	246,131	167,704
Others	(9,138)	59,696
Ending balance	1,102,522	979,000
Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Beginning balance	83,531	99,988
Net transfers between stages	0
Provision (credit) for off-balance sheet items	32,192	(17,798)
Others	1,719	1,341
Ending balance	117,442	83,531
Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	52,338,483	49,688,454
Loan commitments and financial guarantees [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	117,442	83,531
Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	73,240,162	71,162,406
Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	53,584,112	52,023,714
12-month ECL [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(99,027)
Loans and advances at amortized cost:
Ending balance	99,027
12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	122,484,011	118,405,545
Allowance for loan losses	(295,352)	(196,325)
Loans and advances at amortized cost:
Beginning balance	196,325	187,455
Transfer to 12-month ECL	5,589	5,914
Transfer to lifetime ECL not credit-impaired	(10,433)	(7,662)
Transfer to lifetime ECL credit-impaired	(6,899)	(3,031)
Net transfers between stages	(11,743)	(4,779)
Provision (credit) for loan losses	109,536	2,428
Of which refinement of the ECL models		(18,941)
Charge-offs	0
Recoveries	0
Net charge-offs	0
Others	1,234	11,221
Ending balance	295,352	196,325
12-month ECL [member] | Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Beginning balance	33,480	48,584
Net transfers between stages	763	(1,107)
Provision (credit) for off-balance sheet items	16,941	(15,338)
Others	1,532	1,341
Ending balance	52,716	33,480
12-month ECL [member] | Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	51,258,693	48,772,715
12-month ECL [member] | Loan commitments and financial guarantees [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	52,716	33,480
Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	3,049,451	3,442,131
Allowance for loan losses	(251,680)	(257,542)
Loans and advances at amortized cost:
Beginning balance	257,542	240,494
Transfer to 12-month ECL	(4,573)	(5,403)
Transfer to lifetime ECL not credit-impaired	14,413	9,906
Transfer to lifetime ECL credit-impaired	(30,491)	(13,786)
Net transfers between stages	(20,651)	(9,283)
Provision (credit) for loan losses	17,264	15,774
Of which refinement of the ECL models		(22,043)
Charge-offs	0
Recoveries	0
Net charge-offs	0
Others	(2,475)	10,557
Ending balance	251,680	257,542
Lifetime ECL not credit-impaired [member] | Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Beginning balance	43,751	36,163
Net transfers between stages	(899)	2,182
Provision (credit) for off-balance sheet items	10,467	5,406
Others	417
Ending balance	53,736	43,751
Lifetime ECL not credit-impaired [member] | Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	998,202	852,452
Lifetime ECL not credit-impaired [member] | Loan commitments and financial guarantees [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	53,736	43,751
Lifetime ECL credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,290,812	1,338,444
Allowance for loan losses	(555,490)	(525,133)
Loans and advances at amortized cost:
Beginning balance	525,133	436,165
Transfer to 12-month ECL	(1,016)	(511)
Transfer to lifetime ECL not credit-impaired	(3,980)	(2,244)
Transfer to lifetime ECL credit-impaired	37,390	16,817
Net transfers between stages	32,394	14,062
Provision (credit) for loan losses	251,991	204,692
Charge-offs	264,684	184,608
Recoveries	18,553	16,904
Net charge-offs	246,131	167,704
Others	(7,897)	37,918
Ending balance	555,490	525,133
Lifetime ECL credit-impaired [member] | Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Beginning balance	6,300	15,241
Net transfers between stages	136	(1,075)
Provision (credit) for off-balance sheet items	4,784	(7,866)
Others	(230)
Ending balance	10,990	6,300
Lifetime ECL credit-impaired [member] | Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	81,588	63,287
Lifetime ECL credit-impaired [member] | Loan commitments and financial guarantees [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	10,990	6,300
IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Loans and advances	125,190,819	121,716,465
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(530,933)	(490,655)
IFRS 9 [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	126,824,274	123,186,120
Impaired	1,290,812	1,338,444
IFRS 9 [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(1,102,522)	(979,000)
Loans and advances at amortized cost:
Beginning balance	979,000
Ending balance	1,102,522	979,000
IFRS 9 [member] | 12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	122,484,011	118,405,545
Impaired
IFRS 9 [member] | 12-month ECL [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(295,352)	(196,325)
Loans and advances at amortized cost:
Beginning balance	196,325
Ending balance	295,352	196,325
IFRS 9 [member] | Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	3,049,451	3,442,131
Impaired
IFRS 9 [member] | Lifetime ECL not credit-impaired [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(251,680)	(257,542)
Loans and advances at amortized cost:
Beginning balance	257,542
Ending balance	251,680	257,542
IFRS 9 [member] | Lifetime ECL credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,290,812	1,338,444
Impaired	1,290,812	1,338,444
IFRS 9 [member] | Lifetime ECL credit-impaired [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(555,490)	(525,133)
Loans and advances at amortized cost:
Beginning balance	525,133
Ending balance	555,490	525,133
IFRS 9 [member] | Normal [member] | Other [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	24,879,019	24,271,088
IFRS 9 [member] | Normal [member] | Other [member] | 12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	24,805,495	24,196,329
IFRS 9 [member] | Normal [member] | Other [member] | Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	73,524	74,759
IFRS 9 [member] | Normal [member] | Other [member] | Lifetime ECL credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	53,738,605	50,156,666
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	42,774,826	42,117,398
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | 12-month ECL [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	53,549,667	49,962,330
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | 12-month ECL [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	41,787,148	40,835,338
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Lifetime ECL not credit-impaired [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	188,938	194,336
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Lifetime ECL not credit-impaired [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	987,678	1,282,060
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Lifetime ECL credit-impaired [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Lifetime ECL credit-impaired [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances
IFRS 9 [member] | Normal [member] | Japanese government and local municipal corporations [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	2,341,701	3,411,548
IFRS 9 [member] | Normal [member] | Japanese government and local municipal corporations [member] | 12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	2,341,701	3,411,548
IFRS 9 [member] | Normal [member] | Japanese government and local municipal corporations [member] | Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances
IFRS 9 [member] | Normal [member] | Japanese government and local municipal corporations [member] | Lifetime ECL credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances
IFRS 9 [member] | Requiring caution [member] | Other [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	248,930	193,806
IFRS 9 [member] | Requiring caution [member] | Other [member] | 12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances
IFRS 9 [member] | Requiring caution [member] | Other [member] | Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	248,930	193,806
IFRS 9 [member] | Requiring caution [member] | Other [member] | Lifetime ECL credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	708,530	1,013,748
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	841,851	683,422
IFRS 9 [member] | Requiring caution [member] | 7 [member] | 12-month ECL [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances
IFRS 9 [member] | Requiring caution [member] | 7 [member] | 12-month ECL [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Lifetime ECL not credit-impaired [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	708,530	1,013,748
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Lifetime ECL not credit-impaired [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	841,851	¥ 683,422
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Lifetime ECL credit-impaired [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Lifetime ECL credit-impaired [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances